Investment Strategy - IDX Adaptive Opportunities Fund	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, digital assets, and currencies, and may take both long and short positions in each asset class or Instrument (as defined below). While the Fund expects to invest about 30% to 50% in long and short positions of commodity-related companies, as defined below, its tactical allocation will include investments in other sectors. The Fund can invest in U.S. and foreign companies of any size, including issuers from emerging markets.

The Fund is actively managed and has flexibility to over- or underweight sectors, at the Adviser’s discretion. There is no stated limit on the percentage of assets the Fund can invest in any one sector, and at times the Fund may focus on a small number of sectors.

The Fund invests in commodities (through futures contracts) as well as in the equity and fixed-income securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses, and commodity-related derivatives and Instruments. The Fund can shift its allocation across asset classes and markets worldwide by assessing their relative attractiveness, as determined by the Adviser. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the Investment Company Act of 1940 (the “1940 Act”).

Digital assets include indirect (e.g., futures or operating companies) exposure to bitcoin, ether, or other digital assets (collectively, “Digital Assets”). The Fund defines “other digital assets” as cryptocurrencies and blockchain-based or decentralized assets that are traded on a digital exchange. These assets include, but are not limited to, digital currencies such as bitcoin and ethereum, as well as other tokens and digital representations of value created, stored, and exchanged on blockchain networks. These assets are characterized by their decentralized nature, meaning any single entity does not control them, and their transactions are recorded on a distributed ledger technology known as blockchain. The Fund does not directly invest in bitcoin, ether, or other digital assets or in any digital assets traded OTC, such as pooled investment vehicles or other OTC trusts.

Portfolio Construction

The Adviser uses a bottom-up analysis process that considers quantitative and qualitative investment factors, including price and volume data (e.g., momentum and/or mean-reversion), macroeconomic data, fundamental valuation, term structure (e.g., carry), and other factors. The statutory prospectus describes each of these factors in more detail.

The Adviser uses a proprietary, systematic, and quantitative investment process that seeks to benefit from price trends in commodity, currency, equity, volatility, and fixed-income Instruments. As part of this process, the Fund will take either a long or short position in each Instrument. The owner of a long position in an Instrument will benefit from an increase in the underlying instrument’s price. The owner of a short position in an Instrument will benefit from a decrease in the underlying instrument’s price. The Adviser will generally seek to allocate among instruments and asset classes to enhance the risk-adjusted return relative to a long-only allocation. The Adviser expects this approach will reduce volatility and drawdowns while capturing the majority of the upside of the underlying markets.

The Fund will invest across sectors. In allocating assets among sectors, the Adviser will largely employ a trend-following approach that seeks to balance the allocation of risk (as measured by proprietary and established risk measures such as annualized standard deviation) over time. The Adviser uses its proprietary quantitative model to statistically gauge the strength of price trends. The model uses publicly available daily price information to evaluate momentum measures and determine appropriate allocations. The Adviser will also use its models to manage the allocation of investments across sectors based on the Adviser’s assessment of a sector’s risk and prevailing market conditions. Shifts in allocations among sectors will be determined following various quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between futures’ prices of differing expiration dates, supply/demand data, momentum, and macroeconomic data of commodity consuming countries.

During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its exposure to certain asset classes significantly, including eliminating the asset class from the portfolio. The Fund defines stressed or abnormal market conditions as a significant drop in the price of the underlying assets over a short trading period. The targeted risk at any given time can vary based on several factors, including the Adviser’s systematic tactical views. The desired overall risk level of the Fund may be increased or decreased by the Adviser, subject to the Adviser’s risk controls which may result in the Adviser’s targeted risk level not being achieved in certain circumstances.

Derivatives and Instruments

In seeking to achieve its investment objective, the Fund will enter into both long and short positions using derivative instruments such as futures, forwards, options, and swaps, including equity index futures, swaps on equity index futures, equity swaps, and options on equity indices, fixed income futures, bond and interest rate futures, and credit default index swaps (collectively, “Derivatives”).

The Fund may also invest in fixed-income securities, including U.S. Government securities, U.S. Government agency securities (including inflation-linked bonds, such as Treasury Inflation-Protected Securities (“TIPS”)), short-term fixed-income securities, overnight or fixed-term repurchase agreements, money market fund shares corporate bonds, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), foreign government bonds, and repurchase (“repo”) and reverse repo agreements. (collectively with Derivatives, the “Instruments”). Leverage may be created when the Fund enters into reverse repo agreements, as noted in the Principal Risks below. The Fund will primarily invest in Derivatives for investment purposes, although it may do so for tax purposes.

The Fund may invest in Instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. Although the Fund is not required to hedge against currency value changes, it expects to hedge its non-U.S. currency exposure. The Fund may invest in or have exposure to issuers of any size. The Fund may invest in or have exposure to U.S. or non-U.S. issuers. The Fund will either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund’s use of Derivatives will have the economic effect of financial leverage. Leverage will magnify exposure to the price movements of an asset class underlying a Derivative, which will result in increased volatility. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Derivatives that have a leveraging effect. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades. There is no assurance that the Fund’s use of Derivatives providing enhanced exposure will enable it to achieve its investment objective.

The Fund intends to make investments through a wholly-owned and controlled subsidiary of the Fund (the “Subsidiary”), and may invest up to 25% of its total assets in the Subsidiary, which is organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in Derivatives and other investments intended to serve as margin or collateral for the Subsidiary’s Derivative positions. The Fund will invest in the Subsidiary to gain exposure to the commodities, digital assets, and derivatives markets within the limitations of the federal tax laws, rules, and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements for its investments in derivatives that apply to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis, and to the extent applicable to the investment activities of the Subsidiary, it will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of the Internal Revenue Code (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of it to be offered or sold to other investors.

Commodity Investments

The Fund (including its Subsidiary) pursues its investment objective by allocating assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.), and precious and base metals). The Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the Subsidiary, not through direct investments in physical commodities. The Fund may also invest in ETFs, ETPs, ETNs, and commodity pools that provide exposure to commodities or affiliated sectors. The Fund will limit its investments in other pooled investment vehicles so that no single pool represents more than 25% of the Fund’s total assets to satisfy asset diversification requirements under the Code.

Equity Investments

The Fund may invest directly or indirectly in equity securities of issuers in any sector, including the commodity, financial, and technology sectors. While the Fund can hold equity securities such as common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, the Fund will gain most of its equity exposure through ETFs.

For commodities, the Fund will invest in commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses. These companies include companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution, or marketing of commodities and use them extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil, and gas exploration and production, energy services and technology, chemicals and oil products, coal, and other consumable fuels, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farmland, alternative energy sources, environmental services, and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction. companies. This may also include companies engaged in photonics and optical technologies, which the Adviser believes are integral to the infrastructure buildout required to support increasing demand for commodities and natural resources driven by artificial intelligence and data center expansion.

Fixed Income Investments

A significant portion of the assets of the Fund may be invested directly or indirectly in investment-grade fixed-income securities, cash, and cash equivalents with one year or less term to maturity and an average portfolio duration of one year or less. The Fund defines “investment grade” as fixed-income securities being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The fixed income portion of the Fund is intended to provide liquidity, preserve capital, and serve as margin or collateral for the Fund’s or Subsidiary’s derivative positions. These cash or cash equivalent holdings also serve as collateral for the positions the Fund takes and earn income for the Fund. The Adviser seeks to develop an appropriate fixed-income portfolio by considering the differences in yields among securities of different maturities, market sectors, and issuers.

Additional Portfolio Information

The Fund generally does not intend to close out, sell, or redeem its Instruments except (i) to meet redemptions or (ii) when an Instrument is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy another Instrument with a later expiration date to maintain its commodities exposure. This is commonly referred to as “rolling.”

The Fund’s strategy involves frequent portfolio trading, which may result in a higher portfolio turnover rate than a fund with less frequent trading and correspondingly greater transactional expenses. These expenses are borne by the Fund and its shareholders and may have adverse tax consequences on them. The Adviser considers the transaction costs associated with trading each Instrument and takes this into consideration when determining the appropriate frequency for trading. The Fund also employs sophisticated proprietary trading techniques to mitigate trading costs and the execution impact on the Fund.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, digital assets, and currencies, and may take both long and short positions in each asset class or Instrument (as defined below). While the Fund expects to invest about 30% to 50% in long and short positions of commodity-related companies, as defined below, its tactical allocation will include investments in other sectors.